UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  7/31

Date of reporting period: 04/30/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2011 (Unaudited)

DWS Large Cap Focus Growth Fund
	Shares	Value ($)
Common Stocks 98.9%
Consumer Discretionary 11.8%
Auto Components 2.2%
BorgWarner, Inc.* (a)	67,817	5,238,185
Hotels Restaurants & Leisure 3.5%
Darden Restaurants, Inc. (a)	77,179	3,625,098
Marriott International, Inc. "A" (a)	131,079	4,627,089

		8,252,187
Specialty Retail 3.9%
Dick's Sporting Goods, Inc.*	88,809	3,634,952
Limited Brands, Inc. (a)	138,418	5,697,285

		9,332,237
Textiles, Apparel & Luxury Goods 2.2%
NIKE, Inc. "B"	65,053	5,355,163
Consumer Staples 5.2%
Food Products
Kellogg Co.	215,863	12,362,474
Energy 12.9%
Energy Equipment & Services 3.4%
National Oilwell Varco, Inc.	105,423	8,084,890
Oil, Gas & Consumable Fuels 9.5%
Anadarko Petroleum Corp.	92,905	7,333,921
EOG Resources, Inc. (a)	64,829	7,319,842
Occidental Petroleum Corp.	70,893	8,102,361

		22,756,124
Financials 4.6%
Capital Markets
Morgan Stanley	149,606	3,912,197
T. Rowe Price Group, Inc. (a)	110,614	7,106,949

		11,019,146
Health Care 9.7%
Biotechnology 3.8%
Celgene Corp.*	154,714	9,109,561
Health Care Providers & Services 5.9%
Express Scripts, Inc.* (a)	143,454	8,139,580
McKesson Corp.	70,930	5,887,899

		14,027,479
Industrials 16.7%
Aerospace & Defense 3.7%
TransDigm Group, Inc.* (a)	31,884	2,655,937
United Technologies Corp.	69,457	6,221,958

		8,877,895
Electrical Equipment 4.5%
AMETEK, Inc.	121,313	5,585,251
Roper Industries, Inc. (a)	60,625	5,243,456

		10,828,707
Machinery 5.8%
Navistar International Corp.*	71,289	4,956,011
Parker Hannifin Corp.	65,885	6,214,273
SPX Corp.	31,833	2,751,963

		13,922,247
Road & Rail 2.7%
Norfolk Southern Corp.	84,645	6,321,289
Information Technology 31.3%
Communications Equipment 3.8%
QUALCOMM, Inc.	162,549	9,239,285
Computers & Peripherals 13.3%
Apple, Inc.*	65,022	22,642,611
EMC Corp.* (a)	322,835	9,149,144

		31,791,755
Internet Software & Services 2.2%
Akamai Technologies, Inc.*	154,961	5,336,857
IT Services 5.0%
Accenture PLC "A"	101,128	5,777,442
VeriFone Systems, Inc.* (a)	111,522	6,113,636

		11,891,078
Software 7.0%
Check Point Software Technologies Ltd.*	76,150	4,182,920
Oracle Corp.	348,106	12,549,221

		16,732,141
Materials 5.2%
Chemicals
Huntsman Corp.	458,653	9,562,915
The Mosaic Co.	39,328	2,944,094

		12,507,009
Telecommunication Services 1.5%
Wireless Telecommunication Services
American Tower Corp. "A"*	70,599	3,693,034

Total Common Stocks (Cost $194,823,534)		236,678,743
Securities Lending Collateral 21.7%
Daily Assets Fund Institutional, 0.18% (b) (c) (Cost $52,022,850)	52,022,850	52,022,850
Cash Equivalents 1.3%
Central Cash Management Fund, 0.14% (b) (Cost $3,183,200)	3,183,200	3,183,200

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $250,029,584) †	121.9	291,884,793
Other Assets and Liabilities, Net	(21.9)	(52,422,931)

Net Assets	100.0	239,461,862

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $251,489,211. At April 30, 2011, net unrealized appreciation for all securities based on tax cost was $40,395,582. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $43,651,727 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,256,145.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2011 amounted to $51,035,759 which is 21.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$236,678,743	$—	$—	$236,678,743
Short-Term Investments(d)	55,206,050	—	—	55,206,050
Total	$291,884,793	$—	$—	$291,884,793

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended April 30, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Focus Growth Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 21, 2011